PROPERTY AND EQUIPMENT NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT NET
Schedule of Property and equipment
	December 31,	December 31,
	2021	2020
Transportation vehicles	$238,851	$232,957
Electronic equipment	98,937	94,335
Office equipment and furniture	9,581	8,128
Subtotal	347,369	335,420
Less: accumulated depreciation	(311,985)	(286,272)
Plant and equipment, net	$35,384	$49,148